CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (JPY ¥) In Millions, unless otherwise specified	Total	Common stock [Member]	Additional paid-in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss) [Member]	Cumulative translation adjustments [Member]	Defined benefit pension plans [Member]	Non-trading securities [Member]	Common stock held in treasury [Member]	Total NHI shareholders' equity [Member]	Noncontrolling interests [Member]
Balance at beginning of year at Mar. 31, 2011		¥ 594,493	¥ 646,315	¥ 1,069,334		¥ (97,426)	¥ (32,270)		¥ (97,692)		¥ 8,882
Issuance of common stock			30,356
Gain (loss) on sales of treasury stock			719
Issuance and exercise of common stock options			19,466
Net income attributable to NHI shareholders	11,583			11,583
Cash dividends				(21,972)							(2,760)
Net change during the year						(13,226)
Repurchases of common stock									(8,944)
Sales of common stock									1
Common stock issued to employees									6,693
Net income (loss) attributable to noncontrolling interests	(14,471)										14,471
Other net change in treasury stock									123
Accumulated other comprehensive income (loss) attributable to noncontrolling interests
Cumulative translation adjustments											(575)
Pension liability adjustment	(2,655)						(2,862)				207
Net unrealized gain on non-trading securities	1,339							635			206
Purchase / sale of subsidiary shares, net			1,915								271,515
Other net change in noncontrolling interests											(10,050)
Balance at end of year at Mar. 31, 2012	2,389,137	594,493	698,771	1,058,945	(145,149)	(110,652)	(35,132)	635	(99,819)	2,107,241	281,896
Issuance of common stock
Gain (loss) on sales of treasury stock			(1,798)
Issuance and exercise of common stock options			(5,700)
Net income attributable to NHI shareholders	107,234			107,234
Cash dividends				(29,656)							(3,422)
Net change during the year						71,777
Repurchases of common stock									(7)
Sales of common stock									1
Common stock issued to employees									29,507
Net income (loss) attributable to noncontrolling interests	1,543										(1,543)
Other net change in treasury stock									(196)
Accumulated other comprehensive income (loss) attributable to noncontrolling interests
Cumulative translation adjustments											2,524
Pension liability adjustment	5,695						6,614				(919)
Net unrealized gain on non-trading securities	17,283							9,363			3,270
Purchase / sale of subsidiary shares, net			(9)								(247,782)
Other net change in noncontrolling interests											(9,412)
Balance at end of year at Mar. 31, 2013	2,318,983	594,493	691,264	1,136,523	(57,395)	(38,875)	(28,518)	9,998	(70,514)	2,294,371	24,612
Issuance of common stock
Gain (loss) on sales of treasury stock			(7,647)
Issuance and exercise of common stock options			(210)
Net income attributable to NHI shareholders	213,591			213,591
Cash dividends				(63,111)							(40)
Net change during the year						66,579
Repurchases of common stock									(32,511)
Sales of common stock									9
Common stock issued to employees									30,127
Net income (loss) attributable to noncontrolling interests	(2,858)										2,858
Other net change in treasury stock									799
Accumulated other comprehensive income (loss) attributable to noncontrolling interests
Cumulative translation adjustments											1,511
Pension liability adjustment	9,709						9,709
Net unrealized gain on non-trading securities	3,358							1,743			506
Purchase / sale of subsidiary shares, net			231								341
Other net change in noncontrolling interests											9,745
Balance at end of year at Mar. 31, 2014	¥ 2,553,213	¥ 594,493	¥ 683,638	¥ 1,287,003	¥ 20,636	¥ 27,704	¥ (18,809)	¥ 11,741	¥ (72,090)	¥ 2,513,680	¥ 39,533